Sales By Product - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Information [Line Items]
Percentage one customer to total sales	2.00%
Percentage top ten customers to total sales	10.00%
Foreign Tax Authority
Sales Information [Line Items]
Percentage Of Consolidated Sales From Foreign Countries	13.00%	14.00%	14.00%
Percentage Of Total Assets	16.00%	15.00%	15.00%